UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2022 to March 31, 2022

Commission File Number of issuing entity: 333-230960-03

Central Index Key Number of issuing entity: 0001799075

Nissan Auto Lease Trust 2020-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-230960

Central Index Key Number of depositor: 0001244832

Nissan Auto Leasing LLC II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Company LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 571-9101

(Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7243018

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2a	☐	☐	☒
Asset Backed Notes, Class A-2b	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Lease Trust 2020-A (the “Issuing Entity”), including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Company LLC (the “Securitizer” or “NMAC”) and held by Nissan Auto Lease Trust 2020-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2022 to March 31, 2022. Please refer to the Form ABS-15G filed by the Securitizer on January 24, 2022 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

Pursuant to Items 1111(h) and 1125, Schedule AL, of Regulation AB, the asset-level data for the asset pool of the Issuing Entity included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on April 20, 2022 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference. The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

On January 27, 2020 (the “Closing Date”), NMAC (either directly or through one or more wholly-owned special purposes subsidiaries of NMAC) retained at least 5% of the Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles (collectively, the “Retained Interest”) in order to enable compliance by affected institutional investors with certain provisions of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Retention Rules”), as in effect and applicable on the Closing Date.

As of the last day of the period covered by this report, NMAC (either directly or through one or more wholly-owned special purposes subsidiaries of NMAC) continues to retain the Retained Interest for purposes of the EU Retention Rules.

NMAC has not hedged or otherwise mitigated (and has not permitted the depositor or any of its affiliates to hedge or otherwise mitigate) its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, as permitted in accordance with those EU Retention Rules.

NMAC has not changed the mode of retention or method of calculating the Retained Interest, except in accordance with those EU Retention Rules.

Item 10.	Exhibits.

(a)	Monthly Servicer’s Report for the month of March 2022 – Nissan Auto Lease Trust 2020-A.

Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on April 20, 2022).

Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on April 20, 2022).

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of March 2022 – Nissan Auto Lease Trust 2020-A.

102 Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on April 20, 2022).

103 Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on April 20, 2022).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)

Date: April 26, 2022	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer